Note 4 - Business Combinations - Consideration Paid for Block 40 Acquisition (Details)	Jul. 11, 2025 USD ($)
Business Combination [Line Items]
Cash and cash equivalents	$ 690,231
Accounts receivables	3,037,449
Other current assets	1,154,290
Building	158,256,285
Land	19,793,362
Site improvements	1,127,597
In-place leases (residential)	4,593,063
In-place leases (commercial)	643,679
Mortgage loan	(79,000,000)
Promissory note	(5,161,000)
Accounts payable and accrued liabilities	(5,170,602)
Block 40 Entities [Member]
Business Combination [Line Items]
Oil and Gas, Full Cost Method, Capitalized Cost Excluded from Amortization, Acquisition Cost	$ 99,964,354